Share Repurchase (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Nov. 30, 2013
Schedule Of Share Repurchase Programs [Line Items]
Treasury stock value		$ 18,792,000
Effect on equity of share retirments
Common Stock [Member]
Schedule Of Share Repurchase Programs [Line Items]
Effect on equity of share retirments
Additional Paid In Capital [Member]
Schedule Of Share Repurchase Programs [Line Items]
Effect on equity of share retirments	86,872,000	23,577,000
American Depository Shares [Member] | 2013 Program [Member]
Schedule Of Share Repurchase Programs [Line Items]
Share repurchase program, value of shares authorized to be repurchased			300,000,000	200,000,000
Shares repurchase program, number of shares repurchased	1,959,676	1,111,664
Treasury stock value		18,792,000
Number of shares retired	2,466,219	605,121
Shares repurchase program, result in common stock	318	78
Effect on equity of share retirments	68,080,000	42,369,000
American Depository Shares [Member] | 2013 Program [Member] | Additional Paid In Capital [Member]
Schedule Of Share Repurchase Programs [Line Items]
Effect on equity of share retirments	$ 86,872,000	$ 23,577,000